RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Panaicia Pty Ltd	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Chun Lin Yau	Father of one of the shareholders, Mr. Wai Yiu Yau
Ms. Lai Ching Ng	Mother of one of the shareholders, Mr. Wai Yiu Yau

(b) Summary of Balances with Related Parties:

Deposit and prepayment – related parties:	Note	As of September 30,
		2023	2024
Panaicia Pty Ltd	(1)	$155,093	$-
Prezario UNO Pty Ltd		14,741	-
Mr. Wai Yiu Yau	(2)	-	600,000
Total		$169,834	$600,000

Accounts payable – related party:	Note	As of September 30,
		2023	2024
Panaicia Pty Ltd	(1)	$-	$1,563,136
Prezario UNO Pty Ltd		-	64,133
Total		$-	$1,627,269

Amount due to a director:	Note	As of September 30,
		2023	2024
Mr. Wai Yiu Yau	(3)	$-	$8,586

Notes:

1	Prepayment – related parties and accounts payable – related party are trade in nature, unsecured and non-interest bearing.
2	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement. Imputed interest was calculated by interest rate of 3.375% over the lease term of 15 months.
3	Amount due to a director is non-trade in nature, unsecured and non-interest bearing.

(c) Summary of Related Party Transactions:

A summary of trade transactions with related parties for years ended September 30, 2022, 2023 and 2024 are listed below:

Last mile delivery cost charged by related parties:	For the year ended September 30,
	2022	2023	2024
Panaicia Pty Ltd	$5,922,909	$5,526,462	$6,462,561
Prezario UNO Pty Ltd	70,634	632,613	434,771
Total	$5,993,543	$6,159,075	$6,897,332

Salaries paid to related parties:	For the year ended September 30,
	2022	2023	2024
Mr. Wai Yiu Yau	$110,000	$85,000	$10,000
Mr. Chun Lin Yau	16,769	-	-
Ms. Lai Ching Ng	16,769	-	-
Total	$143,538	$85,000	$10,000

Rental expense related to related party lease:	For the year ended September 30,
	2022	2023	2024
Mr. Wai Yiu Yau	$-	$-	$8,308
Total	$-	$-	$8,308

Interest income from related party:	For the year ended September 30,
	2022	2023	2024
Mr. Wai Yiu Yau	$-	$-	$5,030
Total	$-	$-	$5,030